Analysis of income, expenses and impairment losses (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Analysis of income, expenses and impairment losses
Loans to customers - amortised cost		£ 4,698	£ 4,848
Loans to banks - amortised cost		189	346
Other financial assets		303	359
Interest receivable	[1]	5,190	5,553
Deposits by banks		89	144
Customer deposits		432	599
Other financial liabilities		481	481
Subordinated liabilities		218	245
Internal funding of trading businesses		118	80
Interest payable	[1]	1,338	1,549
Net interest income	[1]	3,852	4,004
Net fees and commissions		1,038	1,275
Income from trading activities
Foreign exchange		344	219
Interest rate		472	397
Credit		(68)	31
Own credit adjustments		53	(46)
Equity, commodities and other		1	(2)
Income from trading activities		802	599
Operating lease and other rental income		119	127
Changes in fair value of financial assets or liabilities designated at fair value through profit or loss	[2]	(21)	19
Changes in fair value of other financial assets fair value through profit or loss		(10)	31
Hedge ineffectiveness		(10)	21
Loss on disposal of amortised assets		(16)
Profit on disposal of fair value through other comprehensive income assets		108	16
Profit on sale of property, plant and equipment		11	15
Share of profit/(loss) of associated entities		12	(22)
(Loss)/profit on disposal of subsidiaries and associates	[3]	(99)	1,037
Other Income		52	(5)
Other operating income		146	1,239
Total Non-interest income		1,986	3,113
Total income		5,838	7,117
Operating expenses
Salaries		(1,290)	(1,260)
Variable compensation		(179)	(185)
Temporary and contract costs		(148)	(207)
Social security costs		(153)	(156)
Pension costs		(164)	(162)
Other		(21)	(58)
Staff costs		(1,955)	(2,028)
Premises and equipment		(651)	(558)
Depreciation and amortisation	[4]	(441)	(621)
Other administrative expenses	[5]	(696)	(863)
Impairment of other intangible assets		(7)	(30)
Operating expenses		(3,750)	(4,100)
Impairment losses		£ (2,858)	£ (323)
Impairments as a % of gross loans to customers		1.59%	0.21%
Impairment loss on property			£ 133
Depreciation related to planned reduction of property portfolio and right of use assets recognised			66
Alawwal bank merger
Income from trading activities
(Loss)/profit on disposal of subsidiaries and associates			444
Operating expenses
Legacy liability release amount			256
Alawwal bank merger | Foreign exchange reserve
Income from trading activities
(Loss)/profit on disposal of subsidiaries and associates			£ 290

[1]	Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable
[2]	Including related derivatives.
[3]	Half year ended 30 June 2019 includes a gain of £444 million, a legacy liability release of £256 million and an FX recycling gain of £290 million on completion of the Alawwal bank merger.
[4]	Half year ended 30 June 2019 includes a property impairment of £133 million and accelerated depreciation of £66 million in relation to the planned reduction of the property portfolio.
[5]	Includes litigation and conduct costs, net of amounts recovered.